Share-based payment arrangements - Long term incentive plan 2019 (Equity-settled) (Details) $ in Thousands						12 Months Ended
	Apr. 01, 2022 shares installment	Dec. 31, 2021 shares	Apr. 01, 2021	Apr. 01, 2020 shares installment	Apr. 01, 2019 shares installment	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) installment	Dec. 31, 2019 installment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period							5 years
Number of installments | installment					3
Number of options granted (in shares)						0	0
Expense from share-based payment transactions with employees | $						$ 2,411	$ 761	$ 140
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years	3 years	3 years
Number of installments | installment	3			3
Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted (in shares)	163,022			144,392	152,346
Number of options vested (in shares)		105,626
Long term incentive plan 2019 (equity settled)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment									3
Expense from share-based payment transactions with employees | $						$ 600	400	$ 100
Long term incentive plan 2019 (equity settled) | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage									100.00%
Vesting period									3 years
Number of options granted (in shares)					152,346
Number of options vested (in shares)						105,626
Long term incentive plan 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of installments | installment								3
Expense from share-based payment transactions with employees | $						$ 400	$ 300
Long term incentive plan 2020 | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				100.00%
Vesting period				3 years		3 years
Number of installments | installment				3
Long term incentive plan 2020 | Key management personnel of entity or parent | Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage								100.00%
Vesting period								3 years
Number of options vested (in shares)						76,166